Share Capital (Narrative) (Details)										1 Months Ended			5 Months Ended	12 Months Ended				27 Months Ended
	Jul. 25, 2024 ₪ / shares	Jul. 25, 2024 USD ($) shares	Nov. 17, 2023 USD ($)	Nov. 16, 2022 USD ($) $ / shares shares	Sep. 19, 2022 USD ($) shares	Apr. 25, 2022 USD ($)	Apr. 30, 2021 USD ($) $ / shares shares	Mar. 22, 2021 USD ($) $ / shares shares	Mar. 15, 2021 shares	Jul. 31, 2025 USD ($) shares	Nov. 30, 2024 USD ($)	Oct. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares
Sale Of Stock [Line Items]
Description of american depositary shares ratio														one ADS representing 20 Ordinary Shares to one ADS representing 80 Ordinary Shares (the “ADS Ratio Change”)
Proceeds from sale of ADS's | $												$ 2,863,664
Options to purchase ADS cancelled														4,869,540	667,820	20,373,620
Sale of treasury share | $			$ 580,000											$ 0	$ 0	$ 580,000
2015 plan [Member]
Sale Of Stock [Line Items]
Number of ADSs issued														48,692
Number of stock reserved for issuance														28,443,060
Number Of Stock Adss Resvered For Issuance														355,538
Number of ADSs options issuable outstanding														166,523
Number of options issuable outstanding														13,321,840
Number of ADSs vested and exercisable														116,688
Number of options vested and exercisable														9,335,040
Weighted average exercise price | $ / shares														$ 0.24
Weighted average exercise price of ADSs | $ / shares														$ 19.03
Number of shares issued														3,895,360
Options to purchase ADS cancelled														125,040
Options to purchase ordinary shares cancelled														1,563
2017 plan [Member]
Sale Of Stock [Line Items]
Number of ADSs issued														227,136
Number of stock reserved for issuance														23,061,380
Number Of Stock Adss Resvered For Issuance														288,267
Number of ADSs vested and exercisable														164,497
Number of options vested and exercisable														13,159,760
Weighted average exercise price | $ / shares														$ 0.12
Weighted average exercise price of ADSs | $ / shares														$ 9.92
Number of shares issued														18,170,880
Options to purchase ADS cancelled														4,744,480
Options to purchase ordinary shares cancelled														59,306
Restricted Ordinary Shares [Member] | 2015 plan [Member]
Sale Of Stock [Line Items]
Number of ADSs issued														73,387	80,549
Number of shares issued														5,870,980	6,443,900
Number of shares converted into ordinary shares														1,433,120
Number of shares converted into ordinary shares, American Depositary Shares														17,914
Options to purchase ADS cancelled														10,130
Options to purchase ordinary shares cancelled														810,400
The Private Placement [Member]
Sale Of Stock [Line Items]
Proceeds from sale of ADS's | $		$ 10,000,000						$ 4,500,000
Number of ADSs issued		987,075						65,482
Number of warrants purchase ADS's		1,037,217							654,818
Share price per share | (per share)	₪ 0.0004							$ 69.4
Total consideration of repurchase of ADSs | $		$ 9,071,000
ATM agreement [Member]
Sale Of Stock [Line Items]
Aggregate offering price of at the market offering agreement | $							$ 75,000,000
Proceeds from sale of ADS's | $						$ 18,125,000	$ 15,917,000									$ 1,371,000	$ 275,000
Number of ADSs issued							174,952									193,225	32,626
Share price per share | $ / shares							$ 91									$ 7.32	$ 8.44
Repurchase arrangement [Member]
Sale Of Stock [Line Items]
Repurchase of ADSs | $					$ 2,500,000
Number of shares repurchase of ADSs				145,506	145,506
Weighted average price of repurchase of ADSs | $ / shares				$ 8.34
Total consideration of repurchase of ADSs | $				$ 1,218,000
Roth Capital Partners, LLC [Member] | Market offering agreement [Member]
Sale Of Stock [Line Items]
Proceeds from sale of ADS's | $											$ 8,626,564	$ 2,863,664
Number of ADSs issued																		847,912
Weighted average price of repurchase of ADSs | $ / shares																		$ 4.7
Total consideration of repurchase of ADSs | $														$ 1,343,000				$ 3,691,000
Lifesci Capital, LLC [Member]
Sale Of Stock [Line Items]
Number of ADSs issued										80			1,979,986
Weighted average price of repurchase of ADSs | $ / shares													$ 3.06
Total consideration of repurchase of ADSs | $										$ 7,260,000			$ 5,814,000
Lifesci Capital, LLC [Member] | Accounts Receivable [Member]
Sale Of Stock [Line Items]
Total consideration of repurchase of ADSs | $													$ 44,000